Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
May 31, 2025
XGB-NPRT3-0725
1.9891228.106
U.S. Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Financials - 0.9%
Financial Services - 0.9%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,143,539
Fannie Mae 0.875% 8/5/2030	1,057,000	903,869
Fannie Mae 1.875% 9/24/2026	674,000	655,366
Fannie Mae 2.125% 4/24/2026	221,000	216,993
Fannie Mae 5.625% 7/15/2037	163,000	176,044
Fannie Mae 6.25% 5/15/2029	71,000	76,878
Fannie Mae 7.125% 1/15/2030	6,000	6,792
Fannie Mae 7.25% 5/15/2030	866,000	992,109
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	477,315
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	960,452
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	123,776
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,541,121
Federal Farm Credit Banks Funding Corp 5.125% 10/10/2025	800,000	802,145
Federal Home Loan Bank 1% 3/23/2026	994,500	969,052
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,019,228
Federal Home Loan Bank 4.375% 9/8/2028	100,000	101,463
Federal Home Loan Bank 5.5% 7/15/2036	100,000	107,419
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	656,682
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	196,264
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	205,360
		11,331,867
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,073,247
Tennessee Valley Authority 4.875% 1/15/2048	630,000	586,319
		2,659,566
TOTAL UNITED STATES		13,991,433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,868,939)		13,991,433

U.S. Treasury Obligations - 97.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35	1,361,000	826,808
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	573,369
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	7,762,358
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	3,995,000	1,916,352
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,331,535
US Treasury Bonds 1.75% 8/15/2041	1.85 to 4.48	6,388,000	4,149,455
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	7,893,439
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	3,726,000	2,509,519
US Treasury Bonds 1.875% 2/15/2051	2.11 to 4.23	4,303,000	2,354,380
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,741,070
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,399,718
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	6,911,624
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	4,912,617
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,263,514
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,087,801
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,556,411
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,493,671
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	6,602,284
US Treasury Bonds 2.375% 5/15/2051	2.07 to 4.37	4,459,000	2,758,832
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	639,884
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,802,462
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	275,997
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	312,645
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,292,186
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	6,619,896
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,515,702
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	4,159,000	3,141,020
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	333,131
US Treasury Bonds 2.875% 5/15/2052	3.82 to 4.93	7,210,000	4,953,214
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	48,249
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,128,020
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,735,497
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,126,806
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	963,059
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,081,331
US Treasury Bonds 3% 5/15/2045	1.21	303,000	227,037
US Treasury Bonds 3% 5/15/2047	3.01	8,000	5,861
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	375,099
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,134,520
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	401,738
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	56,015
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	691,220
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,397,814
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,846,723
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,644,420
US Treasury Bonds 3.375% 11/15/2048	3.17 to 3.98	710,000	549,057
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,462,141
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,037,475
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,678,203
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	5,949,814
US Treasury Bonds 3.625% 5/15/2053	4.71	1,040,000	829,684
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,143,870
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,019,272
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	241,721
US Treasury Bonds 3.875% 2/15/2043	4.32	480,000	421,613
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	20,780,000	18,196,684
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,134,114
US Treasury Bonds 4% 11/15/2042	4.10 to 4.71	5,050,000	4,521,920
US Treasury Bonds 4% 11/15/2052	3.65 to 5.01	7,980,000	6,829,446
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	3,969,485
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	86,515
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	10,709,037
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,639,470
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	503,510
US Treasury Bonds 4.375% 2/15/2038	4.20 to 4.65	1,250,000	1,228,369
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	518,590
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,440,381
US Treasury Bonds 4.5% 2/15/2036 (c)	0.91 to 4.55	2,581,000	2,612,557
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	14,386,612
US Treasury Bonds 4.5% 5/15/2038	3.83	650,000	647,385
US Treasury Bonds 4.625% 11/15/2044	4.86	2,650,000	2,545,242
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,551,655
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.69	2,850,000	2,718,560
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.85	3,020,000	2,872,657
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	558,845
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	18,350,000	17,806,668
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.48	432,000	429,553
US Treasury Bonds 5% 5/15/2037	1.50 to 4.24	1,471,000	1,540,873
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,090,839
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,488,635
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,090,463
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,355,646
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,685,062
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,536,536
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	1,018,855
US Treasury Notes 0.25% 6/30/2025	0.38	273,000	272,118
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	21,428,007
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,411,843
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,406,995
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,332,604
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,782,325
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,500,632
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	3,880,713
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	5,880,201
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,722,635
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,648,902
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,229,823
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.64	10,650,000	10,232,320
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	9,731,897
US Treasury Notes 0.75% 1/31/2028	1.66 to 4.33	6,097,000	5,618,767
US Treasury Notes 0.75% 8/31/2026	0.77 to 4.24	16,762,000	16,090,865
US Treasury Notes 0.875% 11/15/2030	0.91 to 4.32	16,129,000	13,662,397
US Treasury Notes 0.875% 6/30/2026	0.87 to 5.01	26,656,000	25,748,030
US Treasury Notes 0.875% 9/30/2026	2.91	256,000	245,590
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	924,229
US Treasury Notes 1.125% 10/31/2026	4.30 to 4.96	6,850,000	6,578,408
US Treasury Notes 1.125% 2/28/2027	1.22 to 4.61	5,768,000	5,494,921
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,517,865
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,602,220
US Treasury Notes 1.25% 11/30/2026	3.62 to 4.76	7,908,000	7,594,460
US Treasury Notes 1.25% 12/31/2026	4.34 to 4.36	1,130,000	1,083,034
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,544,384
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,183,008
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,570,342
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,561,521
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	16,885,558
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,038,498
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,202,280
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	15,472,915
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,076,176
US Treasury Notes 1.375% 8/31/2026	0.49 to 4.18	9,588,000	9,277,514
US Treasury Notes 1.5% 1/31/2027	1.25	4,376,000	4,203,011
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,415,410
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	12,786,263
US Treasury Notes 1.5% 8/15/2026	2.53 to 2.84	192,000	186,225
US Treasury Notes 1.625% 10/31/2026	1.31	3,500,000	3,386,250
US Treasury Notes 1.625% 2/15/2026	3.20	10,000	9,820
US Treasury Notes 1.625% 5/15/2031	1.25 to 4.49	14,413,000	12,557,326
US Treasury Notes 1.625% 8/15/2029	0.82 to 4.70	6,158,000	5,622,783
US Treasury Notes 1.625% 9/30/2026	1.50 to 4.59	2,159,000	2,091,953
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,046,970
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,508,963
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,393,226
US Treasury Notes 1.875% 2/28/2027	4.55	4,800,000	4,632,937
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,012,489
US Treasury Notes 1.875% 7/31/2026	1.55	105,000	102,367
US Treasury Notes 2% 11/15/2026	1.70 to 4.29	2,652,000	2,576,895
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,389,927
US Treasury Notes 2.25% 2/15/2027	2.44	1,829,000	1,777,774
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,542,041
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,716,306
US Treasury Notes 2.375% 4/30/2026	1.46 to 2.28	626,000	615,920
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,885
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,309,076
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	19,781,165
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,619,644
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,296,820
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,597,804
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,057,691
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,599,207
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	842,291
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,311,982
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	6,420,000	5,848,470
US Treasury Notes 2.75% 8/31/2025	2.81	17,000	16,936
US Treasury Notes 2.875% 11/30/2025	1.73 to 2.74	629,000	624,543
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	11,753,079
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,758,914
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,980,000	9,203,431
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	12,910,040
US Treasury Notes 3% 10/31/2025	2.39	9,000	8,951
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,363,012
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	4,003,863
US Treasury Notes 3.125% 8/31/2029	3.27 to 4.48	7,290,000	7,060,764
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,021,630
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,216,286
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	7,830,000	7,370,905
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,333,141
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,248,896
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,529,714
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,037,131
US Treasury Notes 3.5% 9/30/2026	4.20	10,470,000	10,396,383
US Treasury Notes 3.5% 9/30/2029	4.02	32,210,000	31,656,392
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,353,182
US Treasury Notes 3.625% 8/31/2029	3.93 to 4.09	16,530,000	16,331,123
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,254,033
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,844,791
US Treasury Notes 3.75% 4/30/2027	3.60 to 3.92	27,670,000	27,584,612
US Treasury Notes 3.75% 5/15/2028	3.86	16,890,000	16,839,870
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,027,017
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	1,998,222
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,129,599
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	927,094
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,820,682
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,405,263
US Treasury Notes 3.875% 4/30/2030	3.72	8,080,000	8,047,806
US Treasury Notes 3.875% 8/15/2033	4.17 to 4.91	13,600,000	13,229,188
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	8,490,000	8,177,494
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,064,582
US Treasury Notes 4% 1/15/2027	3.91 to 4.14	11,500,000	11,501,348
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,588,680
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,813,367
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,129,922
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,210,000	13,884,169
US Treasury Notes 4% 2/28/2030	4.58	1,500,000	1,503,223
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,437,973
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,656,273
US Treasury Notes 4% 4/30/2032	3.93	4,500,000	4,455,703
US Treasury Notes 4% 5/31/2030	3.96	12,870,000	12,895,137
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,160,078
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,712,405
US Treasury Notes 4.125% 1/31/2027	4.36	2,570,000	2,575,823
US Treasury Notes 4.125% 10/31/2026	4.20	5,130,000	5,136,012
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,577,120
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,083,648
US Treasury Notes 4.125% 11/15/2027	4.11	12,510,000	12,579,391
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	6,120,000	6,092,986
US Treasury Notes 4.125% 11/30/2031	4.46 to 4.56	2,260,000	2,258,764
US Treasury Notes 4.125% 2/29/2032	4.12	9,260,000	9,244,084
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,305,308
US Treasury Notes 4.125% 7/31/2031	4.22	2,200,000	2,202,796
US Treasury Notes 4.125% 8/31/2030	4.66	1,700,000	1,709,695
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,422,521
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,266,408
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	19,890,000	19,694,208
US Treasury Notes 4.25% 11/30/2026	4.01 to 4.15	28,720,000	28,817,603
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,392,021
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,502,623
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	18,253,697
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,503,850
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,323,992
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,428,624
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,135,746
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	12,290,000	12,516,821
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	8,918,585
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,468,336
US Treasury Notes 4.75% 2/15/2045	4.70	1,060,000	1,034,659
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,949,063
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	801,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,336,430,801)			1,272,601,048

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	12,473,883	12,476,377
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	2,151,505	2,151,720
TOTAL MONEY MARKET FUNDS (Cost $14,628,097)			14,628,097

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,365,927,837)	1,301,220,578
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,031,569
NET ASSETS - 100.0%	1,304,252,147

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,771,729	91,659,445	83,954,797	190,925	-	-	12,476,377	12,473,883	0.0%
Fidelity Securities Lending Cash Central Fund	1,209,300	84,866,402	83,923,982	2,321	-	-	2,151,720	2,151,505	0.0%
Total	5,981,029	176,525,847	167,878,779	193,246	-	-	14,628,097

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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